Investment in Affiliates, at Equity (2) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity Method Investee, Cumulative Percentage Ownership	25.00%
Investments in affiliates, at equity	$ 1,395	$ 1,291
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Parent Share Of Affiliate After Tax Restructuring Charges	19	38	46
Investments in affiliates, at equity	1,334	1,217
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Investments in affiliates, at equity	$ 61	$ 74